NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Schedule of Notes Payable

As of September 30, 2012 and December 31, 2011, note payable – related party consisted of the following:

	September 30, 2012	December 31, 2011
Note payable - related party	$519,750	$561,750
Less: debt discount - related party	—	(50,918)

Note payable - related party, net	$519,750	$510,832

Schedule of Notes Payable - Short Term and Long Term Portion

Notes payable – short and long term portion consisted of the following:

	September 30, 2012	December 31, 2011
Total notes payable	$90,225	$—
Less: current portion	(23,036)	—
Long term portion	$67,189	$—